Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Cash flow from operating activities:
Net loss	$ (55,108)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	8,655
Depreciation and amortization expense	68
Accretion of discounts and amortization of premiums on investments, net	(2,118)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(128)
Other long-term assets	(70)
Accounts payable	880
Accrued and other liabilities	5,948
Operating lease assets and liabilities, net	9
Other liabilities	(114)
Net cash used in operating activities	(41,978)
Cash flow from investing activities:
Purchases of short-term investments	(96,194)
Maturities of short-term investments	102,500
Purchases of property and equipment	(78)
Net cash provided by investing activities	6,228
Cash flow from financing activities:
Proceeds from sale of common stock in connection with ATM, net	44,888
Payments for offering costs	(234)
Proceeds from issuance of common stock under ESPP	228
Proceeds from issuance of common stock upon exercise of stock options	651
Net cash provided by financing activities	45,533
Net increase in cash and cash equivalents	9,783
Cash and cash equivalents at the beginning of the year	22,397
Cash and cash equivalents at the end of the period	32,180
Supplemental disclosure of noncash investing and financing activities:
Right-of-use asset obtained in exchange for operating lease liability
Purchases of property and equipment in accounts payable and accrued liabilities	$ 64